BetaBuilders USD High Yield Corporate Bond ETF Expense Example - BetaBuilders USD High Yield Corporate Bond ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90